Revenue - Significant Increases (Decreases) in Contract Assets and Deferred Revenue (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Current Contract Assets [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Acquisitions	$ 0.7
Discontinued operations and disposition of subsidiaries	(15.3)
Current Contract Liabilities [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Acquisitions	7.2
Discontinued operations and disposition of subsidiaries	$ (59.3)